Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Series B preferred stock, par value (in dollars per share)	$ 0.25	$ 0.25
Series B preferred stock, shares issued (in shares)	157,776	157,776
Series B preferred stock, shares outstanding (in shares)	157,776	157,776
Common Stock, Par or Stated Value Per Share	$ 0.25	$ 0.25
Common Stock, Shares Authorized	750,000,000	750,000,000
Common stock, shares issued (in shares)	624,647,379	607,619,495
Treasury Stock, Common, Shares	8,535,161	8,132,553
Series B Preferred Stock [Member]
Series B preferred stock, shares outstanding (in shares)	157,776	157,776
Preferred Stock, Liquidation Preference, Value	$ 7,889	$ 7,889